Prepayments	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Prepayments
13.
PREPAYMENTS

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Prepayments for leases - satellite (Note 42)	$1,729	$3,129
Prepaid rents	2,143	1,762
Others	2,298	2,708
	$6,170	$7,599
Current
Prepaid rents	$581	$497
Others	2,259	2,641
	$2,840	$3,138
Noncurrent
Prepayments for leases - satellite (Note 42)	$1,729	$3,129
Prepaid rents	1,562	1,265
Others	39	67
	$3,330	$4,461

Prepaid rents comprised the prepayments from the lease agreements applying the recognition exemption and the prepayments for leases that do not meet the definition of leases under IFRS 16.